STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 1.1%
General Motors	459,526		16,542,936
Banks - 12.4%
Bank of America	1,130,473		37,667,360
Citigroup	559,125		42,001,470
JPMorgan Chase & Co.	520,352		68,561,580
U.S. Bancorp	397,442		23,858,443
Wells Fargo & Co.	280,467		15,274,233
			187,363,086
Capital Goods - 7.5%
Gardner Denver Holdings	228,766	[a]	7,748,304
Honeywell International	82,692		14,764,657
Ingersoll-Rand	59,102		7,748,863
L3Harris Technologies	79,672		16,021,242
Northrop Grumman	38,148		13,419,322
Quanta Services	364,126		15,162,207
United Technologies	253,486		37,602,113
			112,466,708
Consumer Durables & Apparel - 2.0%
Lennar, Cl. A	291,853		17,409,031
PVH	136,016		13,188,111
			30,597,142
Diversified Financials - 14.0%
Berkshire Hathaway, Cl. B	309,536	[a]	68,190,781
Capital One Financial	74,271		7,427,843
E*TRADE Financial	422,196		18,703,283
LPL Financial Holdings	170,380		15,734,593
Morgan Stanley	497,673		24,624,860
Raymond James Financial	82,812		7,438,174
The Charles Schwab	168,120		8,321,940
The Goldman Sachs Group	153,510		33,979,438
Voya Financial	441,854	[b]	25,751,251
			210,172,163
Energy - 11.1%
Apergy	317,633	[a]	8,112,347
Concho Resources	94,005		6,821,003
ConocoPhillips	263,620		15,801,383
Hess	487,965		30,297,747
Marathon Petroleum	573,715		34,790,078
Phillips 66	286,147		32,826,784

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 11.1% (continued)
Pioneer Natural Resources	67,886		8,678,546
Schlumberger	220,040		7,965,448
Valero Energy	224,996		21,484,868
			166,778,204
Food, Beverage & Tobacco - 3.0%
Archer-Daniels-Midland	351,871		15,105,822
Conagra Brands	490,345	[b]	14,156,260
PepsiCo	119,711		16,260,345
			45,522,427
Health Care Equipment & Services - 7.6%
Anthem	49,233		14,211,598
Becton Dickinson and Co.	92,871		24,007,154
Cigna	43,964	[a]	8,789,283
CVS Health	112,933		8,500,467
Humana	33,983		11,596,019
Medtronic	421,669		46,969,710
			114,074,231
Household & Personal Products - .9%
Colgate-Palmolive	210,795		14,296,117
Insurance - 6.5%
American International Group	373,384		19,662,401
Assurant	141,226		18,764,699
Chubb	148,899		22,555,221
The Hartford Financial Services Group	292,269		18,079,760
Willis Towers Watson	94,706		18,604,047
			97,666,128
Materials - 10.1%
CF Industries Holdings	744,760		34,415,360
DuPont de Nemours	209,105		13,552,095
Freeport-McMoRan	1,324,712		15,075,223
Martin Marietta Materials	119,953		32,195,385
Newmont Goldcorp	374,507		14,381,069
The Mosaic Company	629,866		11,998,947
Vulcan Materials	214,599		30,445,160
			152,063,239
Media & Entertainment - 2.7%
Alphabet, Cl. A	17,218	[a]	22,453,822
Comcast, Cl. A	231,655		10,227,568
Omnicom Group	91,428	[b]	7,266,697
			39,948,087
Pharmaceuticals Biotechnology & Life Sciences - 3.3%
Biogen	25,872	[a]	7,756,684
Bristol-Myers Squibb	135,377		7,708,366
Merck & Co.	132,718		11,570,355

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.3% (continued)
Pfizer	586,423		22,589,014
			49,624,419
Retailing - 1.0%
Target	115,776		14,473,158
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials	323,388		18,724,165
Broadcom	57,916		18,313,618
Microchip Technology	133,123	[b]	12,585,448
Micron Technology	155,946	[a]	7,408,994
Qualcomm	243,429		20,338,493
Texas Instruments	61,974		7,449,895
			84,820,613
Software & Services - .5%
International Business Machines	55,230		7,425,674
Technology Hardware & Equipment - 2.3%
Apple	31,551		8,432,005
Corning	538,017		15,624,014
Western Digital	201,959		10,164,596
			34,220,615
Telecommunication Services - 2.8%
AT&T	1,133,482		42,369,557
Transportation - 1.5%
Delta Air Lines	269,496		15,444,816
Union Pacific	42,189		7,424,842
			22,869,658
Utilities - 3.6%
Edison International	343,380		23,727,558
PPL	897,534		30,543,082
			54,270,640
Total Investments (cost $1,217,935,678)	99.5%		1,497,564,802
Cash and Receivables (Net)	.5%		8,149,113
Net Assets	100.0%		1,505,713,915

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $49,174,263 and the value of the collateral was $50,452,042, consisting of U.S. Government & Agency securities.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	1,497,564,802	-	-	1,497,564,802

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $279,629,124, consisting of $306,957,448 gross unrealized appreciation and $27,328,324 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.